Securities - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [abstract]
Trading	$ 99,697
Trading		$ 99,069
FVTPL	11,611
FVOCI - Debt and Equity	62,440
Available-for-sale		54,075
Amortized cost	6,485
Held-to-maturity		9,094
Other	702	960
Classification of securities	$ 180,935	$ 163,198